UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Money Market Trust
Retirement Government
Money Market Portfolio

November 30, 2009

1.810688.105

RGM-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 37.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 4.8%
12/1/09 to 2/22/10	0.22 to 0.61% (c)	$ 238,995	$ 238,828
Federal Home Loan Bank - 27.6%
12/7/09 to 11/12/10	0.15 to 1.15 (b)(c)	1,364,830	1,364,843
12/8/09	0.26 (c)	25,000	24,998
			1,389,841
Freddie Mac - 4.6%
12/2/09 to 5/5/10	0.27 to 1.24 (c)	233,000	232,909
TOTAL FEDERAL AGENCIES			1,861,578
U.S. Treasury Obligations - 15.8%

U.S. Treasury Bills - 13.5%
12/17/09 to 9/23/10	0.35 to 0.73	681,682	680,081
U.S. Treasury Notes - 2.3%
5/31/10 to 6/30/10	0.48 to 0.60	112,000	113,175
TOTAL U.S. TREASURY OBLIGATIONS			793,256
Repurchase Agreements - 49.3%
	Maturity Amount (000s)
In a joint trading account at 0.17% dated 11/30/09 due 12/1/09 (Collateralized by U.S. Government Obligations) #	$ 2,323,759	2,323,748
With:
ING Financial Markets LLC at 0.17%, dated 10/16/09 due 12/15/09 (Collateralized by U.S. Government Obligations valued at $72,076,581, 0.64% - 0.84%, 7/15/34 - 9/15/36)	70,020	70,000
Morgan Stanley & Co., Inc. at 0.17%, dated 10/15/09 due 12/14/09 (Collateralized by U.S. Government Obligations valued at $53,262,943, 3.43% - 6.5%, 3/1/18 - 10/1/39)	52,015	52,000
RBC Capital Markets Corp. at 0.19%, dated 10/30/09 due 1/29/10 (Collateralized by U.S. Government Obligations valued at $33,995,741, 4.5% - 4.75%, 12/25/22 - 2/16/32)	33,016	33,000
TOTAL REPURCHASE AGREEMENTS		2,478,748
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $5,133,582)		5,133,582
NET OTHER ASSETS - (2.1)%		(104,937)
NET ASSETS - 100%		$ 5,028,645
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,323,748,000 due 12/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 218,639
Banc of America Securities LLC	218,631
Bank of America, NA	349,821
Barclays Capital, Inc.	141,022
Citigroup Global Markets, Inc.	131,184
Credit Suisse Securities (USA) LLC	87,456
Deutsche Bank Securities, Inc.	240,503
Goldman, Sachs & Co.	43,728
Greenwich Capital Markets, Inc.	87,456
HSBC Securities (USA), Inc.	87,456
ING Financial Markets LLC	297,349
J.P. Morgan Securities, Inc.	106,417
Merrill Lynch Government Securities, Inc.	30,610
Morgan Stanley & Co., Inc.	65,592
RBC Capital Markets Corp.	29,853
Societe Generale, New York Branch	87,456
UBS Securities LLC	69,965
Wachovia Bank Na (MUNI)	30,610
$ 2,323,748
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2009, the cost of investment securities for income tax purposes was $5,133,582,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Money Market Trust
Retirement Money Market
Portfolio

November 30, 2009

1.810718.105

RMM-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
12/7/09	0.25% (d)	$ 25,000	$ 25,000
Certificates of Deposit - 46.9%

Domestic Certificates Of Deposit - 0.3%
BNP Paribas New York Branch
8/13/10	0.40	58,000	58,000
London Branch, Eurodollar, Foreign Banks - 15.8%
Banco Bilbao Vizcaya Argentaria SA
12/28/09 to 1/29/10	0.24 to 0.31	281,000	281,002
Credit Agricole SA
12/1/09 to 5/20/10	0.29 to 0.70 (d)	604,000	604,000
Credit Industriel et Commercial
12/3/09 to 1/21/10	0.36 to 0.50	297,000	297,000
Danske Bank AS
12/10/09	0.24	55,000	55,000
HSBC Bank PLC
11/22/10	0.60	54,000	54,000
ING Bank NV
12/3/09 to 1/8/10	0.20 to 0.40	458,000	458,000
Landesbank Hessen-Thuringen
1/4/10 to 3/23/10	0.41 to 0.63	275,000	275,000
National Australia Bank Ltd.
1/22/10 to 4/1/10	0.24 to 0.40	641,000	641,000
UniCredit SpA
12/7/09 to 12/16/09	0.35 to 0.37	109,000	109,000
			2,774,002
New York Branch, Yankee Dollar, Foreign Banks - 30.8%
Bank of Nova Scotia
12/8/09 to 2/22/10	0.27 to 0.48 (d)	242,000	242,000
Bank of Nova Scotia Institutional
12/7/09	0.25 (d)	108,000	108,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Bank Tokyo-Mitsubishi UFJ Ltd.
12/7/09 to 2/8/10	0.23 to 0.51%	$ 657,000	$ 657,000
Barclays Bank PLC
12/16/09	0.35 (d)	217,000	217,000
BNP Paribas New York Branch
12/14/09 to 9/1/10	0.21 to 0.41	110,000	110,000
BNP Paribas SA
12/8/09 to 8/12/10	0.21 to 0.60	368,000	368,000
Calyon New York Branch
12/8/09	0.46 (d)	140,000	140,000
Calyon SA
6/11/10	0.60	136,000	136,000
Canadian Imperial Bank of Commerce, New York
12/9/09 to 12/17/09	0.27 to 0.29 (d)	217,000	217,000
Commerzbank AG
12/10/09 to 3/2/10	0.21 to 0.35	285,000	285,000
Fortis Banque SA
12/15/09	0.21	54,000	54,000
Intesa Sanpaolo SpA
12/17/09 to 1/6/10	0.59 to 0.61	133,000	133,000
Lloyds TSB Bank PLC
12/7/09 to 12/14/09	0.21	189,000	189,000
Natexis Banques Populaires NY
2/10/10 to 3/1/10	0.30 to 1.07 (d)	238,000	238,000
Natixis New York Branch
12/22/09	0.64 (d)	88,000	88,000
Natixis SA
2/10/10	0.35	171,000	171,000
Rabobank Nederland
12/7/09 to 5/18/10	0.23 to 1.20 (d)	504,000	504,077
Royal Bank of Canada
1/4/10 to 1/12/10	0.61 to 1.20 (d)	153,000	153,000
Royal Bank of Canada New York Branch
12/29/09	0.23 (d)	14,000	14,000
Royal Bank of Scotland PLC
12/7/09 to 4/1/10	0.21 to 0.80	365,000	365,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Scotland PLC Connecticut Branch
12/21/09	0.52% (d)	$ 87,000	$ 87,000
5/21/10	0.54	87,000	87,000
Skandinaviska Enskilda Banken AB
12/29/09	0.30	74,000	74,000
Societe Generale
2/5/10	0.38 (d)	30,000	30,000
Societe Generale Institutional CD Program
12/30/09	0.26 (d)	139,000	139,000
Sumitomo Mitsui Banking Corp.
12/10/09 to 1/14/10	0.23 to 0.30	68,000	68,000
Swedbank AB
1/4/10	0.34	116,000	116,000
Toronto-Dominion Bank
12/2/09 to 4/16/10	0.23 to 1.60 (d)	368,000	368,000
UniCredit SpA
1/8/10	0.36	49,000	49,000
			5,407,077
TOTAL CERTIFICATES OF DEPOSIT			8,239,079
Commercial Paper - 17.0%

Abbott Laboratories
1/26/10	0.36 (d)	80,000	80,000
Autobahn Funding
12/1/09	0.50	26,000	26,000
Banco Bilbao Vizcaya Argentaria SA (London Branch)
12/17/09 to 3/18/10	0.20 to 0.30	85,000	84,947
Commerzbank U.S. Finance, Inc.
12/9/09 to 1/22/10	0.21 to 0.44	287,000	286,880
Dakota Notes (Citibank Credit Card Issuance Trust)
12/1/09 to 2/11/10	0.22 to 0.35	344,000	343,898
Devon Energy Corp.
1/20/10 to 1/26/10	0.31 to 0.36	42,000	41,979
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Emerald Notes (BA Credit Card Trust)
12/7/09 to 1/4/10	0.60 to 0.69%	$ 64,000	$ 63,983
Groupe BPCE
12/3/09 to 12/8/09	0.50 to 0.51	60,000	59,996
Intesa Funding LLC
1/15/10	0.62 to 0.68	26,000	25,979
Irish Republic
12/15/09 to 2/12/10	0.32 to 0.42	143,000	142,917
Landesbank Baden-Wuert
12/7/09 to 12/11/09	0.27 to 0.30	392,000	391,975
Landesbank Hessen-Thuringen
1/5/10 to 2/8/10	0.45 to 0.60	70,000	69,952
Natexis Banques Populaires U.S. Finance Co. LLC
12/3/09 to 2/22/10	0.24 to 0.45	309,000	308,878
Nationwide Building Society
2/16/10 to 3/1/10	0.30 to 0.37	126,000	125,900
Palisades Notes (Citibank Omni Master Trust)
12/1/09 to 12/7/09	0.90	131,000	130,994
Pfizer, Inc.
4/20/10 to 4/30/10	0.60 to 0.65	72,000	71,818
Skandinaviska Enskilda Banken AB
12/18/09	0.33	8,000	7,999
Societe Generale North America, Inc.
12/9/09	0.21	29,000	28,999
Time Warner Cable, Inc.
1/11/10 to 1/28/10	0.45 to 0.48	107,014	106,947
Toronto Dominion Holdings (USA)
3/8/10	0.55	11,000	10,984
Transocean Ltd.
1/25/10 to 1/26/10	0.37	13,000	12,993
UniCredito Italiano Bank (Ireland) PLC
12/24/09 to 2/12/10	0.35 to 0.45	259,000	258,843
Westpac Banking Corp.
12/11/09 to 5/11/10	0.27 to 0.70 (d)	305,000	304,828
TOTAL COMMERCIAL PAPER			2,987,689
U.S. Government and Government Agency Obligations - 2.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 2.7%
Bank of America NA (FDIC Guaranteed)
12/14/09 to 1/29/10	0.33% (c)(d)	$ 269,414	$ 269,414
Citibank NA (FDIC Guaranteed)
12/30/09	0.33 (c)(d)	44,000	44,000
General Electric Capital Corp. (FDIC Guaranteed)
1/8/10	0.33 (c)(d)	158,035	158,035
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			471,449
Federal Agencies - 11.9%

Fannie Mae - 1.9%
2/22/10	0.61	340,000	339,522
Federal Home Loan Bank - 6.9%
12/2/09 to 11/24/10	0.19 to 1.69 (d)	1,206,900	1,207,033
Freddie Mac - 3.1%
12/3/09 to 12/10/09	0.27 to 0.31 (d)	539,000	538,848
TOTAL FEDERAL AGENCIES			2,085,403
U.S. Treasury Obligations - 6.3%

U.S. Treasury Bills - 6.3%
12/17/09 to 10/21/10	0.32 to 0.73	1,110,773	1,108,053
Bank Notes - 0.6%

Bank of America NA
2/18/10 to 3/15/10	0.30	99,000	99,000
Medium-Term Notes - 6.6%
AT&T, Inc.
1/4/10	0.74 (b)(d)	152,000	152,000
Bank of Montreal
12/4/09	0.76 (b)(d)	50,000	50,000
Banque Federative du Credit Mutuel
2/26/10	0.65 (b)(d)	96,000	96,000
BP Capital Markets PLC
12/11/09	0.42 (d)	65,000	65,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Cellco Partnership
12/29/09	0.78% (b)(d)	$ 74,000	$ 74,000
Commonwealth Bank of Australia
12/31/09	0.50 (b)(d)	135,000	135,000
General Electric Capital Corp.
1/4/10	0.31 (d)	7,000	7,000
Metropolitan Life Global Funding I
3/8/10	0.99 (b)(d)	29,000	29,000
New York Life Insurance Co.
12/30/09 to 2/26/10	1.30 to 1.43 (d)(f)	109,000	109,000
Procter & Gamble International Funding SCA
2/8/10	0.29 (d)	34,000	34,000
Royal Bank of Canada
12/15/09 to 2/16/10	0.61 to 0.66 (b)(d)	170,000	170,000
Verizon Communications, Inc.
12/15/09	0.70 (d)	105,000	105,000
Westpac Banking Corp.
12/23/09	0.27 (b)(d)	136,000	136,000
TOTAL MEDIUM-TERM NOTES			1,162,000
Short-Term Notes - 0.3%

Metropolitan Life Insurance Co.
1/4/10	1.04 (d)(f)	45,000	45,000
Asset-Backed Securities - 0.1%

Bank of America Auto Trust
9/15/10	0.40 (b)	9,252	9,252
Harley-Davidson Motorcycle Trust
7/15/10	0.72	14,721	14,721
TOTAL ASSET-BACKED SECURITIES			23,973
Municipal Securities - 0.0%

California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2008 J2, VRDN
12/7/09	0.25 (d)	7,000	7,000
Repurchase Agreements - 8.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.17% dated 11/30/09 due 12/1/09 (Collateralized by U.S. Government Obligations) #	$ 541	$ 541
With:
Banc of America Securities LLC at 0.64%, dated 11/30/09 due 12/1/09 (Collateralized by Mortgage Loan Obligations valued at $133,667,939, 0.39% - 6.26%, 12/15/23 - 8/25/47)	125,002	125,000
Barclays Capital, Inc. at:
0.36%, dated 11/19/09 due 2/17/10 (Collateralized by Corporate Obligations valued at $5,250,631, 7.25%, 5/14/14)	5,005	5,000
0.39%, dated 11/30/09 due 12/1/09 (Collateralized by Equity Securities valued at $318,603,456)	295,003	295,000
0.4%, dated 11/16/09 due 12/16/09 (Collateralized by Equity Securities valued at $44,287,392)	41,014	41,000
0.55%, dated:
11/6/09 due 2/4/10 (Collateralized by Corporate Obligations valued at $15,125,775, 0.37% - 6.98%, 5/20/13 - 5/23/21)	14,019	14,000
11/12/09 due 2/10/10 (Collateralized by Corporate Obligations valued at $11,883,449, 0.42% - 7.36%, 9/1/23 - 12/25/34)	11,015	11,000
0.6%, dated:
10/23/09 due 1/25/10 (Collateralized by Corporate Obligations valued at $15,129,829, 0.29% - 0.74%, 1/20/15 - 8/15/15)	14,022	14,000
10/28/09 due 1/26/10 (Collateralized by Corporate Obligations valued at $15,128,568, 0.37% - 0.74%, 5/20/13 - 8/15/15)	14,021	14,000
0.64%, dated 11/30/09 due 12/1/09 (Collateralized by Equity Securities valued at $7,560,138)	7,000	7,000
0.65%, dated:
9/25/09 due 12/22/09 (Collateralized by Corporate Obligations valued at $15,138,291, 0.26% - 5.98%, 10/22/12 - 12/10/38)	14,022	14,000
10/2/09 due 1/4/10 (Collateralized by Corporate Obligations valued at $15,136,380, 0.29% - 5.98%, 1/20/15 - 12/10/38)	14,024	14,000
0.55%, dated 11/23/09 due 2/19/10 (Collateralized by Corporate Obligations valued at $23,762,904, 5.6% - 7.93%, 1/2/19 - 11/15/36)	22,030	22,000
Citigroup Global Markets, Inc. at:
0.44%, dated 11/30/09 due 12/1/09 (Collateralized by Equity Securities valued at $8,640,214)	8,000	8,000
0.48%, dated 11/24/09 due 12/1/09 (Collateralized by Equity Securities valued at $15,123,602)	14,001	14,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Citigroup Global Markets, Inc. at:
0.79%, dated 11/6/09 due 12/4/09 (Collateralized by Corporate Obligations valued at $15,138,629, 0.94% - 3.5%, 5/15/11 - 11/15/25)	$ 14,009	$ 14,000
Deutsche Bank Securities, Inc. at:
0.25%, dated 11/16/09 due 12/16/09 (Collateralized by Commercial Paper Obligations valued at $8,293,172, 1/5/10 - 1/15/10)	8,002	8,000
0.28%, dated:
11/13/09 due 1/15/10 (Collateralized by Commercial Paper Obligations valued at $30,910,459, 12/10/09 - 1/29/10)	30,015	30,000
11/16/09 due 1/15/10 (Collateralized by Commercial Paper Obligations valued at $7,212,209, 1/15/10)	7,003	7,000
0.31%, dated:
10/5/09 due 1/5/10 (Collateralized by Commercial Paper Obligations valued at $17,590,329, 1/26/10)	17,013	17,000
10/20/09 due 1/20/10 (Collateralized by Commercial Paper Obligations valued at $9,311,433, 1/20/10)	9,007	9,000
10/26/09 due 1/26/10 (Collateralized by Commercial Paper Obligations valued at $20,742,488, 1/26/10)	20,016	20,000
0.4%, dated:
11/23/09 due 1/7/10 (Collateralized by Commercial Paper Obligations valued at $14,522,749, 1/15/10)	14,007	14,000
11/25/09 due 1/11/10 (Collateralized by Corporate Obligations valued at $29,161,945, 0.4% - 11%, 10/25/11 - 12/10/49)	27,014	27,000
11/30/09 due 1/19/10 (Collateralized by Corporate Obligations valued at $15,120,168, 0% - 9%, 11/3/10 - 4/25/47)	14,008	14,000
0.49%, dated 11/30/09 due 12/1/09 (Collateralized by Corporate Obligations valued at $144,721,970, 6.31% - 7.5%, 5/1/23 - 12/25/36)	134,002	134,000
Goldman Sachs & Co. at 0.36%, dated 11/24/09 due 12/1/09 (Collateralized by Commercial Paper Obligations valued at $83,435,679, 2/22/10 - 3/8/10) (d)(e)	81,006	81,000
ING Financial Markets LLC at 0.33%, dated 11/23/09 due 2/22/10 (Collateralized by Corporate Obligations valued at $11,305,671, 5.25% - 7.57%, 12/1/15 - 2/1/24)	11,009	11,000
J.P. Morgan Securities, Inc. at 0.34%, dated 11/30/09 due 12/1/09 (Collateralized by Corporate Obligations valued at $114,491,054, 1.22% - 3.25%, 12/15/10 - 6/22/12)	112,001	112,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at 0.44%, dated 11/24/09 due 2/22/10 (Collateralized by Equity Securities valued at $58,388,244) (d)(e)	$ 54,059	$ 54,000
Morgan Stanley & Co. at:
0.43%, dated 11/18/09 due 2/16/10 (Collateralized by Equity Securities valued at $59,409,252)	54,058	54,000
0.47%, dated 9/29/09 due 1/4/10 (Collateralized by Equity Securities valued at $59,448,863)	54,068	54,000
0.75%, dated 10/16/09 due 1/14/10 (Collateralized by Mortgage Loan Obligations valued at $119,993,900, 0.32% - 7%, 6/20/14 - 12/20/49)	110,206	110,000
RBC Capital Markets Co. at 0.39%, dated 11/30/09 due 12/1/09 (Collateralized by Equity Securities valued at $41,045,470)	38,000	38,000
UBS Securities LLC at 0.35%, dated 9/30/09 due 1/4/10 (Collateralized by Corporate Obligations valued at $26,176,655, 6.29% - 7.75%, 11/15/11 - 1/1/12)	25,023	25,000
Wells Fargo Securities, LLC at 0.32%, dated 10/29/09 due 1/27/10 (Collateralized by Certificates of Deposit valued at $8,242,425, 0% - 5%, 1/22/10 - 9/22/19)	8,006	8,000
TOTAL REPURCHASE AGREEMENTS		1,439,541
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $17,693,187)		17,693,187
NET OTHER ASSETS - (0.8)%		(135,328)
NET ASSETS - 100%		$ 17,557,859
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $851,252,000 or 4.8% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $471,449,000 or 2.7% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $154,000,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 1.04%, 1/4/10	3/26/02	$ 45,000
New York Life Insurance Co.: 1.3%, 2/26/10	5/8/09	$ 42,000
1.43%, 12/30/09	3/23/09	$ 67,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$541,000 due 12/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 51
Banc of America Securities LLC	51
Bank of America, NA	83
Barclays Capital, Inc.	33
Citigroup Global Markets, Inc.	31
Credit Suisse Securities (USA) LLC	20
Deutsche Bank Securities, Inc.	56
Goldman, Sachs & Co.	10
Greenwich Capital Markets, Inc.	20
HSBC Securities (USA), Inc.	20
ING Financial Markets LLC	69
J.P. Morgan Securities, Inc.	25
Merrill Lynch Government Securities, Inc.	7
Morgan Stanley & Co., Inc.	15
RBC Capital Markets Corp.	7
Societe Generale, New York Branch	20
UBS Securities LLC	16
Wachovia Bank Na (MUNI)	7
$ 541
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2009, the cost of investment securities for income tax purposes was $17,693,187,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2010